Shareholders' Deficit - Common Stock Shares (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Aug. 05, 2022	Aug. 30, 2021
Class of Stock [Line Items]
Common shares, shares authorized	110,000,000	110,000,000	110,000,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding	3,187,500	3,187,500	3,187,500
Redeemable preferred stock, outstanding	12,500,000	12,500,000	12,500,000
Founder Shares
Class of Stock [Line Items]
Common shares, shares authorized	110,000,000	110,000,000	110,000,000
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding	3,187,500	3,187,500	3,187,500		3,162,500
Redeemable preferred stock, outstanding	12,500,000	12,500,000	12,500,000
Shares forfeited	37,500	37,500	37,500